Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,247,500
Previously Paid Amount	0
Total Fee Amount	2,105.68
Total Offset Amount	0
Net Fee	$ 2,105.68